Income taxes - Deductible Temporary Difference and Unused Tax Credits (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference and unused tax credits
Unused tax credits for which no deferred tax asset recognised	$ 72.7	$ 75.7
Royalty stream and working interests
Disclosure of temporary difference and unused tax credits
Unused tax credits for which no deferred tax asset recognised	48.0	50.9
Tax loss (expiry dates - 2028-2039)
Disclosure of temporary difference and unused tax credits
Unused tax credits for which no deferred tax asset recognised	$ 24.7	$ 24.8